Expense Example - Class R - BLACKROCK HIGH EQUITY INCOME FUND - Class R Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 137
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	842
Expense Example, with Redemption, 10 Years	$ 1,912